Earnings Per Share	12 Months Ended
Dec. 31, 2012
Earnings Per Share
14.	Earnings Per Share

The calculations of basic earnings per share and diluted earnings per share are computed as follows:

	Income	Weighted average number of shares	Per share amount
Year ended December 31, 2010
Basic earnings per share from continuing business	$9,866	44,803,735	$0.22
Basic earnings per share from discontinued business	$5,140	44,803,735	$0.11

Basic earnings per share	$15,006	44,803,735	$0.33

Effect of dilutive securities — Stock options		18,025

Diluted earnings per share from continuing business	$9,866	44,821,760	$0.22
Diluted earnings per share from discontinued business	$5,140	44,821,760	$0.11

Diluted earnings per share	$15,006	44,821,760	$0.33

	Income (loss)	Weighted average number of shares	Per share amount
Year ended December 31, 2011
Basic loss per share from continuing business	$(414)	44,803,735	$(0.01)
Basic earnings per share from discontinued business	$919	44,803,735	$0.02

Basic earnings per share	$505	44,803,735	$0.01

Effect of dilutive securities — Stock options		37,467

Diluted loss per share from continuing business	$(414)	44,841,202	$(0.01)
Diluted earnings per share from discontinued business	$919	44,841,202	$0.02

Diluted earnings per share	$505	44,841,202	$0.01

	Income (loss)	Weighted average number of shares	Per share amount
Year ended December 31, 2012
Basic earnings per share from continuing business	$67,615	44,803,735	$1.51
Basic loss per share from discontinued business	$(694)	44,803,735	$(0.02)

Basic earnings per share	$66,921	44,803,735	$1.49

Effect of dilutive securities — Stock options		541,518

Diluted earnings per share from continuing business	$67,615	45,345,253	$1.49
Diluted loss per share from discontinued business	$(694)	45,345,253	$(0.01)

Diluted earnings per share	$66,921	45,345,253	$1.48